United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
						[  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:		Fidelity Variable Insurance Products
Address:	82 Devonshire Street
		Boston, Ma.  02109-6995


13F File Number:	28-2497

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information Contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Eric D. Roiter
Title:	Senior Vice President and General Counsel
Phone:	617-563-1742
Signature, Place, and Date of signing:

/s/ Eric D. Roiter		Boston, Ma.			November 12, 1999

Report Type (Check only one.):
[  ]		13F HOLDINGS REPORT.

[ X] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of other managers reporting for this manager:

28-451 Fidelity Management and Research Corporation



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		0

Form 13F Information Table Value Total:		$0	(x1000)

List Of Other Included Managers:

NONE